Employee Benefit Liabilities, Net - Schedule of Plan Liabilities, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Plan Liabilities, Net [Abstract]
Defined benefit obligation	$ 6,085	$ 4,813
Fair value of plan assets	5,415	4,304
Total liabilities, net	$ 670	$ 509